Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Summary of Earnings per Share ("EPS")

For the years ended December 31, 2018, 2017 and 2016, earnings per share (“EPS”) was calculated as follows:

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Basic EPS
Net income (loss) attributable to parent company	1,287	802	165
Weighted average shares outstanding	899,363,170	884,707,764	881,246,870

Basic EPS	1.43	0.91	0.19

Diluted EPS
Net income (loss) attributable to parent company	1,287	802	165
Weighted average shares outstanding	899,363,170	884,707,764	881,246,870
Dilutive effect of stock awards	7,251,641	7,459,507	5,003,573
Dilutive effect of convertible debt	4,341,334	13,918,602	—
Number of shares used in calculating diluted EPS	910,956,145	906,085,873	886,250,443

Diluted EPS	1.41	0.89	0.19